Acquisitions/Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
2017 Acquisitions
Acquisitions/Divestitures
Business acquisitions, purchase price allocations

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$18
Fixed assets/noncurrent assets		69
Intangible assets
Goodwill	N/A	16
Completed technology	5	9
Client relationships	5–7	64
Patents/trademarks	1–5	1

Total assets acquired		177

Current liabilities		(9)
Noncurrent liabilities		(34)

Total liabilities assumed		(43)

Total purchase price		$134

N/A — Not applicable

2016 Acquisitions
Acquisitions/Divestitures
Business acquisitions, purchase price allocations

($ in millions)

	Amortization	The Weather	Truven Health	Other
	Life (in Years)	Company	Analytics	Acquisitions
Current assets		$76	$171	$153
Fixed assets/noncurrent assets		123	127	110
Intangible assets
Goodwill	N/A	1,717	1,933	593
Completed technology	1–7	160	338	96
Client relationships	3–7	313	516	226
Patents/trademarks	1–7	349	54	42

Total assets acquired		2,738	3,141	1,220

Current liabilities		(88)	(148)	(96)
Noncurrent liabilities		(372)	(381)	(76)

Total liabilities assumed		(460)	(529)	(171)

Bargain purchase gain		—	—	(40)*

Total purchase price		$2,278	$2,612	$1,009

*Bargain purchase gain relating to AT&T’s application and hosting services business was recognized in selling, general and administrative expense in the Consolidated Statement of Earnings in the three months ended March 31, 2016.

N/A — Not applicable